Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2045 Portfolio℠
September 30, 2024
VIPIFF2045-NPRT3-1124
1.9909106.101
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	6,005	56,328
Fidelity International Bond Index Fund (a)	103	964
Fidelity Long-Term Treasury Bond Index Fund (a)	25,418	257,739
VIP High Income Portfolio - Investor Class (a)	2,634	13,013
TOTAL BOND FUNDS (Cost $317,615)		328,044

Domestic Equity Funds - 50.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	6,916	430,313
VIP Equity Income Portfolio - Investor Class (a)	11,976	347,793
VIP Growth & Income Portfolio - Investor Class (a)	14,815	478,819
VIP Growth Portfolio - Investor Class (a)	6,142	712,972
VIP Mid Cap Portfolio - Investor Class (a)	2,622	109,630
VIP Value Portfolio - Investor Class (a)	11,609	243,093
VIP Value Strategies Portfolio - Investor Class (a)	6,706	120,237
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,012,215)		2,442,857

International Equity Funds - 42.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	53,403	670,740
VIP Overseas Portfolio - Investor Class (a)	46,712	1,373,324
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,756,976)		2,044,064

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,086,806)	4,814,965
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	4,814,965

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	58,017	34,796	38,320	566	(826)	2,661	56,328
Fidelity International Bond Index Fund	14,892	6,421	20,341	107	278	(286)	964
Fidelity Long-Term Treasury Bond Index Fund	165,756	158,877	70,422	5,463	(2,753)	6,281	257,739
VIP Contrafund Portfolio - Investor Class	230,819	187,993	65,849	977	(13)	77,363	430,313
VIP Emerging Markets Portfolio - Investor Class	352,114	319,543	100,139	326	1,373	97,849	670,740
VIP Equity Income Portfolio - Investor Class	187,159	168,577	51,449	1,124	(141)	43,647	347,793
VIP Government Money Market Portfolio - Investor Class	-	6,690	6,690	28	-	-	-
VIP Growth & Income Portfolio - Investor Class	257,189	214,161	57,473	1,822	(549)	65,491	478,819
VIP Growth Portfolio - Investor Class	382,282	318,075	103,939	5,992	20	116,534	712,972
VIP High Income Portfolio - Investor Class	7,333	6,333	1,493	3	2	838	13,013
VIP Investment Grade Bond II Portfolio - Investor Class	50,144	17,006	66,586	11	(570)	6	-
VIP Mid Cap Portfolio - Investor Class	58,622	53,220	14,592	1,170	(138)	12,518	109,630
VIP Overseas Portfolio - Investor Class	751,475	632,100	148,052	3,072	(1,511)	139,312	1,373,324
VIP Value Portfolio - Investor Class	130,647	125,066	32,039	3,022	(379)	19,798	243,093
VIP Value Strategies Portfolio - Investor Class	64,622	63,463	17,242	979	(181)	9,575	120,237
	2,711,071	2,312,321	794,626	24,662	(5,388)	591,587	4,814,965

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.